Significant Accounting Policies (Narrative) (Details) € in Thousands	6 Months Ended
Jun. 30, 2018 EUR (€)
Statement Line Items [Line Items]
Increase in balance of right-of-use assets	€ 4,254
Increase in balance of the lease liability	€ 4,254
Bottom of range [Member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	2.56%
Top of range [member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	4.57%